Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 28, 2025